Fair values of financial instruments not carried at fair value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Fair values of financial instruments not carried at fair value and bases of valuation - assets

Financial instruments carried at fair value and bases of valuation
	2023				2022[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	202,020	82,833	4,306	289,159	148,592	64,684	4,817	218,093
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	27,030	63,825	19,788	110,643	23,146	59,548	17,407	100,101
Derivatives	931	226,714	2,069	229,714	2,917	279,278	1,964	284,159
Financial investments	215,228	76,591	2,618	294,437	181,659	71,040	2,961	255,660
Liabilities
Trading liabilities	53,354	19,318	478	73,150	44,787	27,092	474	72,353
Financial liabilities designated at fair value	1,266	129,232	10,928	141,426	1,125	115,764	10,432	127,321
Derivatives	1,918	230,285	2,569	234,772	2,399	280,443	2,920	285,762
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2023				2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	2,403	61	—	2,465	2,932	244	—	3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	15	49	64	—	14	47	61
Derivatives	—	528	—	528	—	866	—	866
Financial investments	9,357	—	28	9,385	11,184	—	—	11,184
Liabilities
Trading liabilities	1,352	64	—	1,417	2,572	182	—	2,754
Financial liabilities designated at fair value	—	2,370	—	2,370	—	3,523	—	3,523
Derivatives	—	615	—	615	—	813	—	813

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—
At 31 Dec 2022
Transfers from Level 1 to Level 2	4,721	5,284	2,565	—	113	—	—
Transfers from Level 2 to Level 1	8,208	5,964	3,340	—	233	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975

Private equity including strategic investments	647	19	15,653	—	16,319	92	—	—	92
Asset-backed securities	438	208	95	—	741	—	—	—	—
Structured notes	—	—	—	—	—	—	10,432	—	10,432
Other derivatives	—	—	—	1,964	1,964	—	—	2,920	2,920
Other portfolios	1,876	4,590	1,659	—	8,125	382	—	—	382
At 31 Dec 2022	2,961	4,817	17,407	1,964	27,149	474	10,432	2,920	13,826

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains/(losses) recognised in profit or loss	(44)	266	921	692	75	97	910
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	266	—	692	75	97	910
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	921	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(44)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	28	108	87	81	24	523	111
– financial investments: fair value gains/(losses)	(44)	—	—	—	—	335	—
– exchange differences	72	108	87	81	24	188	111
Purchases	353	2,276	3,555	—	291	—	—
New issuances	—	2	—	—	2	5,389	—
Sales	(290)	(2,478)	(658)	—	(320)	(2)	—
Settlements	(352)	(872)	(1,886)	(1,018)	(74)	(3,258)	(1,565)
Transfers out	(662)	(922)	(156)	(240)	(45)	(2,881)	(358)
Transfers in	624	1,109	518	590	51	628	551
At 31 Dec 2023	2,618	4,306	19,788	2,069	478	10,928	2,569
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	(152)	82	737	—	(433)	(903)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(152)	—	737	—	—	(903)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	82	—	—	(433)	—

At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
IFRS 17 impacts	(12)	—	1,468	—	—	—	—
At 1 Jan 2022 (as restated)	3,377	2,662	15,706	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(4)	(245)	132	390	(52)	(1,334)	1,014
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(245)	—	390	(52)	—	1,014
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	132	—	—	(1,334)	—
– gains less losses from financial investments at fair value through other comprehensive income	(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(325)	(137)	(217)	(219)	(11)	(345)	(226)
– financial investments: fair value gains/(losses)	(202)	—	—	—	—	82	—
– exchange differences	(123)	(137)	(217)	(219)	(11)	(427)	(226)
Purchases	1,048	3,436	4,410	—	178	—	—
New issuances	1	—	—	—	8	4,183	—
Sales	(240)	(1,102)	(801)	—	(152)	(94)	—
Settlements	(464)	(1,273)	(1,883)	(918)	(644)	182	(993)
Transfers out	(489)	(442)	(76)	(409)	(18)	(1,296)	(632)
Transfers in	57	1,918	136	642	380	1,256	669
At 31 Dec 2022	2,961	4,817	17,407	1,964	474	10,432	2,920
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	—	(100)	(158)	707	2	100	2,779
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(100)	—	707	2	—	2,779
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(158)	—	—	100	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2023	2022
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	3,344	3,801
– designated and otherwise mandatorily measured at fair value through profit or loss	59,879	52,322
Liabilities at 31 Dec
– designated at fair value	43,638	32,123
– derivatives	6,090	6,922

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2023
Assets
Loans and advances to banks	112,902	2	111,263	1,479	112,744
Loans and advances to customers	938,535	—	13,258	911,124	924,382
Reverse repurchase agreements – non-trading	252,217	—	252,243	—	252,243
Financial investments – at amortised cost	148,326	115,383	30,765	440	146,588
Liabilities
Deposits by banks	73,163	—	73,176	—	73,176
Customer accounts	1,611,647	—	1,611,795	—	1,611,795
Repurchase agreements – non-trading	172,100	—	172,081	—	172,081
Debt securities in issue	93,917	—	93,196	706	93,902
Subordinated liabilities	24,954	—	27,151	—	27,151

At 31 Dec 2022[1]
Assets
Loans and advances to banks	104,475	4	103,641	814	104,459
Loans and advances to customers	923,561	—	8,791	903,107	911,898
Reverse repurchase agreements – non-trading	253,754	—	253,668	—	253,668
Financial investments – at amortised cost	109,066	84,087	21,850	475	106,412
Liabilities
Deposits by banks	66,722	—	66,831	—	66,831
Customer accounts	1,570,303	—	1,570,209	—	1,570,209
Repurchase agreements – non-trading	127,747	—	127,500	—	127,500
Debt securities in issue	78,149	—	76,640	381	77,021
Subordinated liabilities	22,290	—	22,723	—	22,723
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2023
Assets
Loans and advances to banks	10,487	—	10,487	—	10,487
Loans and advances to customers	73,376	—	90	72,200	72,290
Reverse repurchase agreements – non-trading	2,723	—	2,723	—	2,723
Financial investments – at amortised cost	7,624	7,530	—	5	7,535
Liabilities
Deposits by banks	78	—	78	—	78
Customer accounts	85,950	—	86,475	—	86,475
Repurchase agreements – non-trading	2,768	—	2,768	—	2,768
Debt securities in issue	9,084	—	8,820	—	8,820
Subordinated liabilities	8	—	7	—	7

At 31 Dec 2022
Assets
Loans and advances to banks	253	—	257	—	257
Loans and advances to customers	80,687	—	111	78,048	78,159
Reverse repurchase agreements – non-trading	4,646	—	4,646	—	4,646
Financial investments – at amortised cost	6,165	6,042	—	—	6,042
Liabilities
Deposits by banks	64	—	64	—	64
Customer accounts	85,274	—	85,303	—	85,303
Repurchase agreements – non-trading	3,266	—	3,266	—	3,266
Debt securities in issue	12,928	—	12,575	—	12,575
Subordinated liabilities	8	—	7	—	7

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2023		2022
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	27,354	27,878	26,765	26,962
Financial investments – at amortised cost	19,558	19,531	19,466	19,314
Liabilities at 31 Dec
Debt securities in issue	65,239	65,172	66,938	65,364
Subordinated liabilities	24,439	26,651	19,727	20,644
1Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).

Fair values of financial instruments not carried at fair value and bases of valuation - liabilities

Financial instruments carried at fair value and bases of valuation
	2023				2022[1]
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	202,020	82,833	4,306	289,159	148,592	64,684	4,817	218,093
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	27,030	63,825	19,788	110,643	23,146	59,548	17,407	100,101
Derivatives	931	226,714	2,069	229,714	2,917	279,278	1,964	284,159
Financial investments	215,228	76,591	2,618	294,437	181,659	71,040	2,961	255,660
Liabilities
Trading liabilities	53,354	19,318	478	73,150	44,787	27,092	474	72,353
Financial liabilities designated at fair value	1,266	129,232	10,928	141,426	1,125	115,764	10,432	127,321
Derivatives	1,918	230,285	2,569	234,772	2,399	280,443	2,920	285,762
1From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data.
The table below provides the fair value levelling of assets held for sale and liabilities of disposal groups that have been classified as held for sale in accordance with IFRS 5. For further details, see Note 23.

Financial instruments carried at fair value and bases of valuation – assets and liabilities held for sale
	2023				2022
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Recurring fair value measurements at 31 Dec
Assets
Trading assets	2,403	61	—	2,465	2,932	244	—	3,176
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss	—	15	49	64	—	14	47	61
Derivatives	—	528	—	528	—	866	—	866
Financial investments	9,357	—	28	9,385	11,184	—	—	11,184
Liabilities
Trading liabilities	1,352	64	—	1,417	2,572	182	—	2,754
Financial liabilities designated at fair value	—	2,370	—	2,370	—	3,523	—	3,523
Derivatives	—	615	—	615	—	813	—	813

Transfers between Level 1 and Level 2 fair values
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 31 Dec 2023
Transfers from Level 1 to Level 2	13,200	8,066	1,709	—	54	—	—
Transfers from Level 2 to Level 1	9,975	5,758	2,477	—	309	—	—
At 31 Dec 2022
Transfers from Level 1 to Level 2	4,721	5,284	2,565	—	113	—	—
Transfers from Level 2 to Level 1	8,208	5,964	3,340	—	233	—	—

Financial instruments measured at fair value using a valuation technique with significant unobservable inputs – Level 3
	Assets					Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Total	Trading liabilities	Designated at fair value	Derivatives	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Private equity including strategic investments	507	7	17,640	—	18,154	—	1	—	1
Asset-backed securities	309	128	8	—	445	—	—	—	—
Structured notes	—	—	3	—	3	—	10,331	—	10,331
Other derivatives	—	—	—	2,069	2,069	—	—	2,569	2,569
Other portfolios	1,802	4,171	2,137	—	8,110	478	596	—	1,074
At 31 Dec 2023	2,618	4,306	19,788	2,069	28,781	478	10,928	2,569	13,975

Private equity including strategic investments	647	19	15,653	—	16,319	92	—	—	92
Asset-backed securities	438	208	95	—	741	—	—	—	—
Structured notes	—	—	—	—	—	—	10,432	—	10,432
Other derivatives	—	—	—	1,964	1,964	—	—	2,920	2,920
Other portfolios	1,876	4,590	1,659	—	8,125	382	—	—	382
At 31 Dec 2022	2,961	4,817	17,407	1,964	27,149	474	10,432	2,920	13,826

Movement in Level 3 financial instruments
	Assets				Liabilities
	Financial investments	Trading assets	Designated and otherwise mandatorily measured at fair value through profit or loss	Derivatives	Trading liabilities	Designated at fair value	Derivatives
	$m	$m	$m	$m	$m	$m	$m
At 1 Jan 2023	2,961	4,817	17,407	1,964	474	10,432	2,920
Total gains/(losses) recognised in profit or loss	(44)	266	921	692	75	97	910
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	266	—	692	75	97	910
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	921	—	—	—	—
– gains less losses from financial investments at fair value through other comprehensive income	(44)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	28	108	87	81	24	523	111
– financial investments: fair value gains/(losses)	(44)	—	—	—	—	335	—
– exchange differences	72	108	87	81	24	188	111
Purchases	353	2,276	3,555	—	291	—	—
New issuances	—	2	—	—	2	5,389	—
Sales	(290)	(2,478)	(658)	—	(320)	(2)	—
Settlements	(352)	(872)	(1,886)	(1,018)	(74)	(3,258)	(1,565)
Transfers out	(662)	(922)	(156)	(240)	(45)	(2,881)	(358)
Transfers in	624	1,109	518	590	51	628	551
At 31 Dec 2023	2,618	4,306	19,788	2,069	478	10,928	2,569
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2023	—	(152)	82	737	—	(433)	(903)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(152)	—	737	—	—	(903)
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	82	—	—	(433)	—

At 1 Jan 2022	3,389	2,662	14,238	2,478	785	7,880	3,088
IFRS 17 impacts	(12)	—	1,468	—	—	—	—
At 1 Jan 2022 (as restated)	3,377	2,662	15,706	2,478	785	7,880	3,088
Total gains/(losses) recognised in profit or loss	(4)	(245)	132	390	(52)	(1,334)	1,014
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(245)	—	390	(52)	—	1,014
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	132	—	—	(1,334)	—
– gains less losses from financial investments at fair value through other comprehensive income	(4)	—	—	—	—	—	—
Total gains/(losses) recognised in other comprehensive income (‘OCI’)[1]	(325)	(137)	(217)	(219)	(11)	(345)	(226)
– financial investments: fair value gains/(losses)	(202)	—	—	—	—	82	—
– exchange differences	(123)	(137)	(217)	(219)	(11)	(427)	(226)
Purchases	1,048	3,436	4,410	—	178	—	—
New issuances	1	—	—	—	8	4,183	—
Sales	(240)	(1,102)	(801)	—	(152)	(94)	—
Settlements	(464)	(1,273)	(1,883)	(918)	(644)	182	(993)
Transfers out	(489)	(442)	(76)	(409)	(18)	(1,296)	(632)
Transfers in	57	1,918	136	642	380	1,256	669
At 31 Dec 2022	2,961	4,817	17,407	1,964	474	10,432	2,920
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2022	—	(100)	(158)	707	2	100	2,779
– net income/(losses) from financial instruments held for trading or managed on a fair value basis	—	(100)	—	707	2	—	2,779
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	—	—	(158)	—	—	100	—
1Included in ‘financial investments: fair value gains/(losses)’ in the current year and ‘exchange differences’ in the consolidated statement of comprehensive income.

Basis of valuing HSBC Holdings’ financial assets and liabilities measured at fair value
	2023	2022
	$m	$m
Valuation technique using observable inputs: Level 2
Assets at 31 Dec
– derivatives	3,344	3,801
– designated and otherwise mandatorily measured at fair value through profit or loss	59,879	52,322
Liabilities at 31 Dec
– designated at fair value	43,638	32,123
– derivatives	6,090	6,922

Fair values of financial instruments not carried at fair value and bases of valuation
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2023
Assets
Loans and advances to banks	112,902	2	111,263	1,479	112,744
Loans and advances to customers	938,535	—	13,258	911,124	924,382
Reverse repurchase agreements – non-trading	252,217	—	252,243	—	252,243
Financial investments – at amortised cost	148,326	115,383	30,765	440	146,588
Liabilities
Deposits by banks	73,163	—	73,176	—	73,176
Customer accounts	1,611,647	—	1,611,795	—	1,611,795
Repurchase agreements – non-trading	172,100	—	172,081	—	172,081
Debt securities in issue	93,917	—	93,196	706	93,902
Subordinated liabilities	24,954	—	27,151	—	27,151

At 31 Dec 2022[1]
Assets
Loans and advances to banks	104,475	4	103,641	814	104,459
Loans and advances to customers	923,561	—	8,791	903,107	911,898
Reverse repurchase agreements – non-trading	253,754	—	253,668	—	253,668
Financial investments – at amortised cost	109,066	84,087	21,850	475	106,412
Liabilities
Deposits by banks	66,722	—	66,831	—	66,831
Customer accounts	1,570,303	—	1,570,209	—	1,570,209
Repurchase agreements – non-trading	127,747	—	127,500	—	127,500
Debt securities in issue	78,149	—	76,640	381	77,021
Subordinated liabilities	22,290	—	22,723	—	22,723
1  From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data for the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 are prepared on an IFRS 4 basis.

Fair values of financial instruments not carried at fair value and bases of valuation – assets and disposal groups held for sale
		Fair value
	Carrying amount	Quoted market price Level 1	Observable inputs Level 2	Significant unobservable inputs Level 3	Total
	$m	$m	$m	$m	$m
At 31 Dec 2023
Assets
Loans and advances to banks	10,487	—	10,487	—	10,487
Loans and advances to customers	73,376	—	90	72,200	72,290
Reverse repurchase agreements – non-trading	2,723	—	2,723	—	2,723
Financial investments – at amortised cost	7,624	7,530	—	5	7,535
Liabilities
Deposits by banks	78	—	78	—	78
Customer accounts	85,950	—	86,475	—	86,475
Repurchase agreements – non-trading	2,768	—	2,768	—	2,768
Debt securities in issue	9,084	—	8,820	—	8,820
Subordinated liabilities	8	—	7	—	7

At 31 Dec 2022
Assets
Loans and advances to banks	253	—	257	—	257
Loans and advances to customers	80,687	—	111	78,048	78,159
Reverse repurchase agreements – non-trading	4,646	—	4,646	—	4,646
Financial investments – at amortised cost	6,165	6,042	—	—	6,042
Liabilities
Deposits by banks	64	—	64	—	64
Customer accounts	85,274	—	85,303	—	85,303
Repurchase agreements – non-trading	3,266	—	3,266	—	3,266
Debt securities in issue	12,928	—	12,575	—	12,575
Subordinated liabilities	8	—	7	—	7

Fair values of HSBC Holdings’ financial instruments not carried at fair value on the balance sheet
	2023		2022
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Assets at 31 Dec
Loans and advances to HSBC undertakings	27,354	27,878	26,765	26,962
Financial investments – at amortised cost	19,558	19,531	19,466	19,314
Liabilities at 31 Dec
Debt securities in issue	65,239	65,172	66,938	65,364
Subordinated liabilities	24,439	26,651	19,727	20,644
1Fair values (other than Level 1 financial investments) were determined using valuation techniques with observable inputs (Level 2).